FINANCING RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2024
FINANCING RECEIVABLES
Schedule of financing receivables

	As of December 31, 2023	As of December 31, 2024
	RMB	RMB
Financing receivables	168,022	136,700
Allowance	(51,858)	(119,185)
Financing receivables, net	116,164	17,515

Schedule of principal of financing receivables by year of origination and aging of loans

The principal of financing receivables by year of origination as of December 31,2023 and 2024 is as follows:

Year of loan origination	2019	2020	2021	2022	2023	2024	Total
December 31, 2023	1,658	20,855	135,119	74	10,316	—	168,022
December 31, 2024	1,187	9,533	63,170	3	8,033	54,774	136,700

The following table presents the aging of loans as of December 31, 2023 and 2024:

		1-90 days	91 to 270 days	271 to 360 days	over 360 days
	Current	past due	past due	past due	past due	Total
December 31, 2023	35,773	5,032	10,080	8,123	109,014	168,022
December 31, 2024	15,264	9,271	26,167	4,782	81,216	136,700

Schedule of movement of allowance for financing receivables

	Year ended December 31, 2023	Year ended December 31, 2024
	RMB	RMB
Balance at beginning of the year	40,735	51,858
Current year net provision	32,833	100,498
Write-off	(21,710)	(33,171)
Balance at end of the year	51,858	119,185